Investment Strategy - ProShares Solana ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should provide investment results that correspond to the performance of Solana (SOL). The Fund does not invest directly in Solana (SOL).SOL, commonly referred to as Solana, is a digital asset. The ownership and operation of Solana (SOL) is determined by participants in an online, peer-to-peer network sometimes referred to as the “Solana network.” The Solana network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Solana network. This is commonly referred to as the Solana protocol (and is described in more detail in the section entitled “The Solana protocol” in the Fund’s Prospectus). The Solana protocol was introduced in 2017 and uses the Proof-of-History (“PoH”) timestamping mechanism. PoH is a timestamping mechanism that automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. The value of Solana (SOL) is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of Solana (SOL). Ownership and transaction records for Solana (SOL) are protected through public-key cryptography. The supply of Solana (SOL) is determined by the Solana protocol. No single entity owns or operates the Solana network. The Solana network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Solana protocol and the software that enforces the protocol and (3) users who choose which version of the Solana software to run. From time to time, the developers suggest changes to the Solana software. If a validator elects not to adopt the changes, or implements changes independently, a new digital asset operating on a modified version of the Solana software, may be created. This is often referred to as a “fork.” The price of the Solana (SOL) instruments in which the Fund invests may reflect the impact of these forks.Under normal circumstances, the Fund will invest at least 80% of its total assets in instruments that provide exposure to Solana (SOL) and/or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.○Solana Futures Contracts – Standardized, cash-settled Solana (SOL) futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The Fund seeks to invest in cash-settled, front-month Solana (SOL) futures. The Fund may also invest in back-month Solana (SOL) futures contracts. Front-month Solana (SOL) futures contracts are those contracts with the shortest time to maturity. Back-month Solana (SOL) futures contracts are those with longer times to maturity.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.●Reverse Repurchase Agreements – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve the Fund’s investment objective.In order to maintain its exposure to futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.The Fund expects to gain exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.